Harbor Long-Short Equity ETF Investment Strategy - Harbor Long-Short Equity ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal market circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in long and short positions in equity securities. The Fund seeks to achieve its investment objective by establishing long and/or short positions in equity securities. Under normal circumstances, the Fund will generally have net exposure ranging from 40% to 60% long but the Fund’s net exposure at times may be up to 150% long. The Fund’s net exposure at any time is the total of the Fund’s percentage long holdings (including leverage) less the percentage of its short holdings. The Fund invests primarily in the common stocks of U.S.-listed large cap and mid cap companies. The Fund defines large cap and mid cap companies as those with market capitalizations that fall within the range of the Russell 1000® Index (the “Index”). As of December 31, 2025, that range was $1.03 billion to $4.53 trillion, but it is expected to change frequently. The Fund may also invest in U.S. Treasury bills, commodities and derivatives, including listed and over-the-counter options. The Fund may invest up to 15% of its total assets in the securities of U.S. listed foreign issuers of large cap and mid cap companies. The Fund may utilize leverage for investment purposes, including through the use of reverse repurchase agreements and borrowings from a line of credit. To seek to achieve the Fund’s investment objective, Disciplined Alpha LLC (“Disciplined Alpha” or the “Subadvisor”), the Fund’s subadvisor, utilizes a disciplined quantitative process. The distinct features are highlighted in the bullets below and discussed in more detail in the narrative that follows: ■A proprietary macroeconomic regime model is utilized to determine the gross and net exposure as well as value, neutral, or momentum factor weights; ■A focus on the industry groups that, in the Subadvisor’s view, have the most significant alpha opportunities; ■With respect to the long model, within each group, proprietary stock selection factors determined based upon conversations with company management and third-party fundamental analysts; and ■A separate short model for the short side of the Fund’s portfolio. Macroeconomic Regime Model. The Subadvisor’s proprietary macroeconomic regime model designates three regimes - value, neutral, and momentum - based on the Subadvisor’s analysis of macroeconomic data that is consistent, in the Subadvisor’s view, with market participants’ willingness to accept less, average, or more risk in their portfolios. This macroeconomic data includes but is not limited to data on banks, employment, housing, industrial production, and securities markets. The Subadvisor uses this macroeconomic data to determine the weights of various stock selection factors and gross and net exposures for the Fund. In periods when its analysis of macroeconomic data suggests to the Subadvisor that market participants may be willing to accept more risk, the Subadvisor will seek to enter a momentum regime, whereas in periods when the data suggests market participants may be willing to accept less risk, the Subadvisor will seek to enter a value regime. Industry Group Focus. It is the Subadvisor’s view, that the opportunity for positive returns for active management are not equal among industry groups. For this reason, the Subadvisor will focus on those industry groups that, in its view, have the greatest potential to add value through the stock selection process over time by starting with the Index and further narrowing that universe by focusing on industry groups exhibiting the highest dispersion in returns over time. The Subadvisor’s investment focus on industry group is limited to the Fund’s fundamental policy not to concentrate in a particular industry. Long Model. In investing in long positions in equity securities of companies, the Subadvisor utilizes a multifactor model to identify the stocks that are likely to deliver the best upside returns. These factors fall into the broad groups of valuation, quality, profitability, and momentum, and are determined based on the Subadvisor’s experience and conversations with company management and third-party fundamental analysts and are specific to each industry group. The Subadvisor will vary the weights to the factor groups depending on the regime in place at the time, as determined by the Subadvisor (for example, the value factor weights having greater emphasis in value regimes). Short Model. The Subadvisor will identify equity securities of companies that it believes will underperform using a separate short model that analyzes several factors, such as value, quality, profitability, and momentum that the Subadvisor believes will be more effective for this purpose. The Subadvisor will sell these stocks short on behalf of the Fund. When the Fund shorts securities of a company, it borrows shares of that company which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. Short sales are considered speculative transactions and a form of leverage. The Fund maintains long and short exposures in order to seek to neutralize downside tail risk (i.e., the probability that the asset performs far below its average past performance) as reflected by the Sortino ratio, which is a measure of an investment’s risk that differentiates harmful volatility from total overall volatility. The Subadvisor may sell a security if the security reaches or falls below a predetermined price target, a change in the company’s fundamentals negatively impacts the Subadvisor’s investment thesis, or the Subadvisor identifies what it believes to be a more attractive investment opportunity.